-----------------------------
                                                   OMB APPROVAL
                                                   -----------------------------
                                                   OMB Number: 3235-0570

                                                   Expires: September 30, 2007

                                                   Estimated average burden
                                                   hours per response: 19.4
                                                   -----------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number     811-08883
                                   -----------------------------------


                         The Shepherd Street Funds, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

  480 Shepherd Street           Winston-Salem, North Carolina          27103
--------------------------------------------------------------------------------
            (Address of principal executive offices)                 (Zip code)


                              John F. Splain, Esq.


Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
--------------------------------------------------------------------------------
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (336) 768-7230
                                                     ----------------------


Date of fiscal year end:         September 30, 2007
                          ------------------------------------


Date of reporting period:       March 31, 2007
                          ---------------------------------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.


                 =============================================
                           ==========================





                 ---------------------------------------------




                                    SHEPHERD
                                     STREET
                                     EQUITY
                                      FUND





                 ---------------------------------------------





                           ==========================
                 =============================================

                         THE SHEPHERD STREET FUNDS, INC.
                               SEMI-ANNUAL REPORT
                                 MARCH 31, 2007
                                   (UNAUDITED)

THE SHEPHERD STREET EQUITY FUND
================================================================================

          COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN
       THE SHEPHERD STREET EQUITY FUND AND THE STANDARD & POOR'S 500 INDEX

      [THE FOLLOWING WAS DEPICTED BY A LINE CHART IN THE PRINTED MATERIAL]

   THE SHEPHERD STREET EQUITY FUND                  S&P 500 INDEX
    ------------------------------                  -------------

        10/2/1998   $ 10,000                    10/2/1998    $ 10,000
       12/31/1998     12,040                   12/31/1998      12,506
        3/31/1999     12,080                    3/31/1999      13,129
        6/30/1999     13,730                    6/30/1999      14,055
        9/30/1999     12,840                    9/30/1999      13,177
       12/31/1999     14,400                   12/31/1999      15,138
        3/31/2000     15,085                    3/31/2000      15,485
        6/30/2000     15,054                    6/30/2000      15,073
        9/30/2000     15,064                    9/30/2000      14,927
       12/31/2000     14,359                   12/31/2000      13,759
        3/31/2001     13,085                    3/31/2001      12,128
        6/30/2001     14,529                    6/30/2001      12,837
        9/30/2001     11,797                    9/30/2001      10,953
       12/31/2001     14,004                   12/31/2001      12,126
        3/31/2002     13,310                    3/31/2002      12,159
        6/30/2002     12,071                    6/30/2002      10,530
        9/30/2002     10,190                    9/30/2002       8,710
       12/31/2002     10,768                   12/31/2002       9,445
        3/31/2003     10,684                    3/31/2003       9,148
        6/30/2003     11,987                    6/30/2003      10,556
        9/30/2003     12,638                    9/30/2003      10,835
       12/31/2003     14,193                   12/31/2003      12,155
        3/31/2004     14,960                    3/31/2004      12,361
        6/30/2004     14,770                    6/30/2004      12,573
        9/30/2004     14,193                    9/30/2004      12,338
       12/31/2004     15,565                   12/31/2004      13,477
        3/31/2005     14,575                    3/31/2005      13,187
        6/30/2005     14,775                    6/30/2005      13,368
        9/30/2005     15,091                    9/30/2005      13,849
       12/31/2005     15,049                   12/31/2005      14,138
        3/31/2006     15,670                    3/31/2006      14,733
        6/30/2006     14,617                    6/30/2006      14,521
        9/30/2006     15,196                    9/30/2006      15,343
       12/31/2006     16,117                   12/31/2006      16,371
        3/31/2007     16,128                    3/31/2007      16,476



--------------------------------------------------------------------------------
                                      Average Annual Total Returns(a)
                                     (for periods ended March 31, 2007)

                                  1 YEAR       5 YEARS      SINCE INCEPTION*
                                  ------       -------      ----------------
The Shepherd Street Equity Fund    2.92%        3.91%            5.79%
Standard & Poor's 500 Index       11.83%        6.27%            6.05%
--------------------------------------------------------------------------------

*     Initial public offering of shares was October 2, 1998.

(a) The total returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

THE SHEPHERD STREET EQUITY FUND
================================================================================

                THE SHEPHERD STREET EQUITY FUND VS S&P 500 INDEX
                             SECTOR DIVERSIFICATION
                           MARCH 31, 2007 (UNAUDITED)

       [THE FOLLOWING WAS DEPICTED BY A BAR CHART IN THE PRINTED MATERIAL]

                                    The Shepherd Street    S&P 500
                                        Equity Fund         Index
                                  ----------------------------------
Consumer Discretionary                      3.2%            10.5%
Consumer Staples                           11.7%             9.6%
Energy                                      5.9%            10.1%
Financials                                 15.3%            21.6%
Health Care                                13.6%            11.9%
Industrials                                 4.9%            10.9%
Information Technology                     26.5%            14.9%
Materials                                   6.7%             3.1%
Telecommunications Services                 5.0%             3.7%
Utilities                                   0.0%             3.7%
Closed End Funds                            5.0%             0.0%
Cash and Equivalents                        2.2%             0.0%

                        TOP TEN HOLDINGS
                   MARCH 31, 2007 (UNAUDITED)
------------------------------------------------------------

SECURITY DESCRIPTION                        % OF NET ASSETS
--------------------                        ---------------

NovaGold Resources, Inc.                         6.7%
FX Energy, Inc.                                  6.0%
Berkshire Hathaway, Inc. - Class A               5.1%
Cisco Systems, Inc.                              5.1%
Ishares MSCI Emerging Markets Index Fund         5.0%
Nokia Oyj - ADR                                  5.0%
Citigroup, Inc.                                  4.7%
Pfizer, Inc.                                     4.7%
Pepsico, Inc.                                    4.5%
Google, Inc.                                     4.5%

THE SHEPHERD STREET EQUITY FUND
================================================================================
SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)

   SHARES   COMMON STOCKS -- 92.9%                                     VALUE
  --------                                                         ------------
            CONSUMER DISCRETIONARY -- 3.2%
    26,000  Lowe's Companies, Inc...............................   $    818,740
                                                                   ------------
            CONSUMER STAPLES -- 11.7%
    18,175  PepsiCo, Inc. ......................................      1,155,203
    16,000  Procter & Gamble Company (The)......................      1,010,560
    17,000  Wal-Mart Stores, Inc. ..............................        798,150
                                                                   ------------
                                                                      2,963,913
                                                                   ------------
            ENERGY -- 6.0%
   200,000  FX Energy, Inc. (a).................................      1,516,000
                                                                   ------------
            FINANCIALS -- 15.3%
        12  Berkshire Hathaway, Inc. - Class A (a)..............      1,307,880
     4,500  Capital One Financial Corporation...................        339,570
    23,333  Citigroup, Inc. ....................................      1,197,916
     3,000  Goldman Sachs Group, Inc. ..........................        619,890
    10,000  Triad Guaranty, Inc. (a)............................        414,100
                                                                   ------------
                                                                      3,879,356
                                                                   ------------
            HEALTH CARE -- 13.6%
    19,000  Johnson & Johnson...................................      1,144,940
    47,000  Pfizer, Inc. .......................................      1,187,220
    14,000  WellPoint, Inc. (a).................................      1,135,400
                                                                   ------------
                                                                      3,467,560
                                                                   ------------
            INDUSTRIALS -- 4.9%
     2,000  Boeing Company......................................        177,820
    30,000  General Electric Company............................      1,060,800
                                                                   ------------
                                                                      1,238,620
                                                                   ------------
            INFORMATION TECHNOLOGY -- 26.5%
    10,000  Automatic Data Processing, Inc......................        484,000
    51,000  Cisco Systems, Inc. (a).............................      1,302,030
    40,000  Dell, Inc. (a)......................................        928,400
    90,400  FalconStor Software, Inc. (a).......................        941,968
     2,500  Google, Inc. (a)....................................      1,145,400
    50,000  Intel Corporation...................................        956,500
    35,000  Microsoft Corporation ..............................        975,450
                                                                   ------------
                                                                      6,733,748
                                                                   ------------
            MATERIALS -- 6.7%
   100,000  NovaGold Resources, Inc. (a)........................      1,695,000
                                                                   ------------

THE SHEPHERD STREET EQUITY FUND
================================================================================
SCHEDULE OF INVESTMENTS (Continued)

   SHARES   COMMON STOCKS -- 92.9% (CONTINUED)                         VALUE
  --------                                                         ------------
            TELECOMMUNICATIONS SERVICES -- 5.0%

    55,000  Nokia Oyj - ADR.....................................   $  1,260,600
                                                                   ------------

            TOTAL COMMON STOCKS (Cost $18,804,085)..............   $ 23,573,537
                                                                   ------------


   SHARES   CLOSED END FUNDS -- 5.0%                                   VALUE
  --------                                                         ------------
    11,000  iShares MSCI Emerging Markets Index Fund
              (Cost $964,667)...................................   $  1,279,190
                                                                   ------------


   SHARES   MONEY MARKET SECURITIES -- 0.0%                            VALUE
  --------                                                         ------------
        49  First American Treasury Obligations Fund -
              Class A (Cost $49)................................   $         49
                                                                   ------------

            TOTAL INVESTMENTS AT VALUE -- 97.9%
              (Cost $19,768,801)................................   $ 24,852,776

            OTHER ASSETS IN EXCESS OF LIABILITIES -- 2.1%.......        544,503
                                                                   ------------

            NET ASSETS -- 100.0%................................     25,397,279
                                                                   ============

ADR - American Depositary Receipt

(a)   Non-income producing security.


                See accompanying notes to financial statements.

THE SHEPHERD STREET EQUITY FUND
================================================================================
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2007 (UNAUDITED)

ASSETS
   Investments in securities:
     At acquisition cost .......................................    $19,768,801
                                                                    ===========
     At market value (Note 1) ..................................    $24,852,776
   Receivable for capital shares sold ..........................         62,908
   Receivable for investment securities sold ...................        741,359
   Dividends receivable ........................................         21,636
                                                                    -----------
     TOTAL ASSETS ..............................................     25,678,679
                                                                    -----------

LIABILITIES
   Line of credit payable (Note 4) .............................        257,000
   Due to Advisor (Note 3) .....................................         18,432
   Accrued distribution fees (Note 3) ..........................          5,397
   Other liabilities ...........................................            571
                                                                    -----------
     TOTAL LIABILITIES .........................................        281,400
                                                                    -----------

NET ASSETS .....................................................    $25,397,279
                                                                    ===========

Net assets consist of:
   Common stock (500,000,000 shares ($.0001 par value)
     authorized, 1,666,254 shares outstanding) .................    $       167
   Additional paid-in capital ..................................     19,773,233
   Accumulated undistributed net investment income .............         18,526
   Accumulated net realized gains from security transactions ...        521,378
   Net unrealized appreciation on investments ..................      5,083,975
                                                                    -----------
Net assets .....................................................    $25,397,279
                                                                    ===========

Shares of common stock outstanding .............................      1,666,254
                                                                    ===========

Net asset value and offering price per share (a) ...............    $     15.24
                                                                    ===========

(a)   Redemption price varies based on length of time held (Note 1).

                See accompanying notes to financial statements.

THE SHEPHERD STREET EQUITY FUND
================================================================================
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 2007 (UNAUDITED)

INVESTMENT INCOME
   Dividends ...................................................    $   183,354
                                                                    -----------

EXPENSES
   Investment advisory fees (Note 3) ...........................         52,617
   Service fees (Note 3) .......................................         65,771
   Distribution fees (Note 3) ..................................         32,885
   Interest expense (Note 4) ...................................            685
                                                                    -----------
     Total expenses ............................................        151,958
   Expenses reimbursed by the Advisor (Note 3) .................           (685)
                                                                    -----------
     Net expenses ..............................................        151,273
                                                                    -----------

NET INVESTMENT INCOME ..........................................         32,081
                                                                    -----------

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
   Net realized gains from security transactions ...............        707,291
   Net change in unrealized appreciation/depreciation on
     investments ...............................................        842,533
                                                                    -----------

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS ...............      1,549,824
                                                                    -----------

NET INCREASE IN NET ASSETS FROM OPERATIONS .....................    $ 1,581,905
                                                                    ===========

                See accompanying notes to financial statements.

THE SHEPHERD STREET EQUITY FUND
================================================================================
STATEMENTS OF CHANGES IN NET ASSETS

                                                                    SIX MONTHS         YEAR
                                                                       ENDED           ENDED
                                                                  MARCH 31, 2007   SEPTEMBER 30,
                                                                    (UNAUDITED)        2006
                                                                   ------------    ------------
FROM OPERATIONS
   Net investment income .......................................   $     32,081    $     16,839
   Net realized gains from security transactions ...............        707,291         189,928
   Net change in unrealized
     appreciation/depreciation on investments ..................        842,533        (118,084)
                                                                   ------------    ------------
Net increase in net assets from operations .....................      1,581,905          88,683
                                                                   ------------    ------------

FROM DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income ..................................        (30,394)             --
   From net realized gains on investments ......................        (98,304)             --
                                                                   ------------    ------------
Total distributions ............................................       (128,698)             --
                                                                   ------------    ------------

FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold ...................................        758,472       2,249,958
   Net asset value of shares issued in
     reinvestment of distributions to shareholders .............        128,573              --
   Proceeds from redemption fees collected (Note 1) ............             34             535
   Payment for shares redeemed .................................     (2,700,005)     (6,390,430)
                                                                   ------------    ------------
Net decrease in net assets from capital share transactions .....     (1,812,926)     (4,139,937)
                                                                   ------------    ------------

Total decrease in net assets ...................................       (359,719)     (4,051,254)

NET ASSETS
   Beginning of period .........................................     25,756,998      29,808,252
                                                                   ------------    ------------
   End of period ...............................................   $ 25,397,279    $ 25,756,998
                                                                   ============    ============

ACCUMULATED UNDISTRIBUTED
   NET INVESTMENT INCOME .......................................   $     18,526    $     16,839
                                                                   ============    ============

CAPITAL SHARE ACTIVITY
   Sold ........................................................         49,671         157,559
   Reinvested ..................................................          8,442              --
   Redeemed ....................................................       (177,002)       (452,118)
                                                                   ------------    ------------
   Net decrease in shares outstanding ..........................       (118,889)       (294,559)
   Shares outstanding at beginning of period ...................      1,785,143       2,079,702
                                                                   ------------    ------------
   Shares outstanding at end of period .........................      1,666,254       1,785,143
                                                                   ============    ============

                See accompanying notes to financial statements.

THE SHEPHERD STREET EQUITY FUND
================================================================================
FINANCIAL HIGHLIGHTS

Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period

                                              SIX MONTHS          YEAR           YEAR            YEAR         YEAR         YEAR
                                                 ENDED            ENDED          ENDED           ENDED        ENDED        ENDED
                                            MARCH 31, 2007      SEPT. 30,      SEPT. 30,       SEPT. 30,    SEPT. 30,    SEPT. 30,
                                              (UNAUDITED)         2006           2005            2004         2003         2002
                                              ----------       ----------     ----------      ----------   ----------   ----------
Net asset value at
  beginning of period ......................  $    14.43       $    14.33     $    13.51      $    12.03   $     9.70   $    11.23
                                              ----------       ----------     ----------      ----------   ----------   ----------
Income (loss) from investment operations:
  Net investment income (loss) .............        0.03             0.01           0.04           (0.02)       (0.02)       (0.04)
  Net realized and unrealized gains
    (losses) on investments ................        0.86             0.09           0.82            1.50         2.35        (1.49)
                                              ----------       ----------     ----------      ----------   ----------   ----------
Total from investment operations ...........        0.89             0.10           0.86            1.48         2.33        (1.53)
                                              ----------       ----------     ----------      ----------   ----------   ----------
Less distributions:
  From net investment income ...............       (0.02)              --          (0.04)             --           --           --
  In excess of net
    investment income ......................          --               --          (0.00)(a)          --           --           --
  From net realized gains
    on investments .........................       (0.06)              --             --              --           --           --
                                              ----------       ----------     ----------      ----------   ----------   ----------
Total distributions ........................       (0.08)              --          (0.04)             --           --           --
                                              ----------       ----------     ----------      ----------   ----------   ----------
Proceeds from redemption
  fees collected (Note 1) ..................        0.00(a)          0.00(a)        0.00(a)           --           --           --
                                              ----------       ----------     ----------      ----------   ----------   ----------
Net asset value at end of period ...........  $    15.24       $    14.43     $    14.33      $    13.51   $    12.03   $     9.70
                                              ==========       ==========     ==========      ==========   ==========   ==========
Total return (b) ...........................        6.13%(e)         0.70%          6.33%          12.30%       24.02%      (13.62%)
                                              ==========       ==========     ==========      ==========   ==========   ==========
Net assets at end
  of period (000's) ........................  $   25,397       $   25,757     $   29,808      $   25,722   $   21,145   $   11,385
                                              ==========       ==========     ==========      ==========   ==========   ==========
Ratio of total expenses to
  average net assets (c)  ..................        1.15%(d)         1.15%          1.15%           1.15%        1.15%        1.15%
Ratio of net investment income
  (loss) to average net assets .............        0.24%(d)         0.06%          0.23%          (0.13%)      (0.17%)      (0.33%)
Portfolio turnover rate ....................          43%(e)           99%            76%             87%          70%          65%

(a)   Less than $0.01 per share.

(b) Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) Absent expense reimbursements by the Advisor, the ratio of net expenses to average net assets would have been 1.16%(d), 1.16% and 1.15% for the periods ended March 31, 2006, September 30, 2006 and 2005, repectively. Prior to October 1, 2004, there were no expense reimbursements by the Advisor.

(d)   Annualized.

(e)   Not annualized.

                See accompanying notes to financial statements.

THE SHEPHERD STREET EQUITY FUND
================================================================================
NOTES TO THE FINANCIAL STATEMENTS
MARCH 31, 2007 (UNAUDITED)

1.    ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Shepherd Street Funds, Inc. (the "Company") was incorporated under the laws of the state of Maryland on July 16, 1998, and currently offers one series of shares, The Shepherd Street Equity Fund (the "Fund"). The Company is registered as a no-load, open-end diversified management investment company under the Investment Company Act of 1940. The Fund's investment objective is growth of capital. The Fund's registration statement became effective with the Securities and Exchange Commission on October 1, 1998 and the Fund commenced operations on October 2, 1998.

The following is a summary of the Fund's significant accounting policies. These policies are in conformity with accounting principles generally accepted in the United States of America.

Securities valuation -- Common stocks and other equity-type securities listed on a securities exchange are valued at the last quoted sales price on the day of the valuation. Price information on listed stocks is taken from the exchange where the security is primarily traded. Securities that are listed on an exchange but which are not traded on the valuation date are valued at the most recent bid prices. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Other assets and securities for which no quotations are readily available or for which quotations the Advisor believes do not reflect market value are valued at fair value as determined in good faith by the Advisor under the supervision of the Board of Directors. Factors in determining portfolio investments subject to fair value determination include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; infrequency of sales; the thinness of the market; the size of reported trades; a temporary lapse in the provision of prices by any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value.

Share valuation -- The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the net asset value per share, except that shares of the Fund are subject to a redemption fee of 0.5% if redeemed within six months of the date of purchase. For the periods ended March 31, 2007 and September 30, 2006, proceeds from redemption fees totaled $34 and $535, respectively.

Security transactions and investment income -- Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis. Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date.

Distributions to shareholders -- Dividends arising from net investment income, if any, are declared and paid annually to shareholders of the Fund. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains,

THE SHEPHERD STREET EQUITY FUND
================================================================================
NOTES TO THE FINANCIAL STATEMENTS (Continued)


if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. The tax character of distributions paid during the period ended March 31, 2007 was ordinary income. There were no distributions paid during the year ended September 30, 2006.

Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax -- It is the Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The tax character of distributable earnings at March 31, 2007 was as follows:

--------------------------------------------------------------------------------
Cost of portfolio investments ..................................   $ 19,824,956
                                                                   ============
Gross unrealized appreciation ..................................   $  5,342,558
Gross unrealized depreciation ..................................       (314,738)
                                                                   ------------
Net unrealized appreciation ....................................   $  5,027,820
Capital loss carryforwards .....................................        (31,454)
Other income/gains .............................................        627,513
                                                                   ------------
Total distributable earnings ...................................   $  5,623,879
                                                                   ============
--------------------------------------------------------------------------------

The difference between the federal income tax cost of portfolio investments and the financial statement cost is due to certain timing differences in the recognition of capital losses under income tax regulations and accounting principles generally accepted in the United States of America. These "book/tax" differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

As of September 30, 2006 the Fund had a capital loss carryforward of $31,454, of which $28,164 expires September 30, 2011 and $3,290 expires September 30, 2014. These capital loss carryforwards may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

THE SHEPHERD STREET EQUITY FUND
================================================================================
NOTES TO THE FINANCIAL STATEMENTS (Continued)

2.    INVESTMENT TRANSACTIONS

During the six months ended March 31, 2007, cost of purchases and proceeds from sales and maturities of investment securities, excluding short-term investments and U.S. government securities, amounted to $11,184,211 and $13,085,833, respectively.

3.    ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

The Fund has entered into an Advisory Agreement with Salem Investment Counselors, Inc. (the "Advisor") to provide investment management services to the Fund. Pursuant to the Advisory Agreement, the Advisor receives a fee, calculated daily and paid monthly, at the annual rate of 0.40% of the Fund's average daily net assets. For the six months ended March 31, 2007, the Advisor received fees of $52,617 under the Advisory Agreement and voluntarily reimbursed the Fund for borrowing costs of $685.

The Fund has entered into an Operating Services Agreement (the "Servicing Agreement") with the Advisor to provide or arrange for day-to-day operational services to the Fund. Pursuant to the Servicing Agreement, the Advisor receives a fee, calculated daily and paid monthly, at the annual rate of 0.50% of the Fund's average daily net assets. For the six months ended March 31, 2007, the Advisor received fees of $65,771 under the Servicing Agreement. The Advisor pays all of the operating expenses of the Fund except brokerage, taxes, borrowing costs, extraordinary expenses and distribution and/or service related expenses incurred pursuant to Rule 12b-1.

The Fund has adopted a Plan of Distribution under which it may finance activities primarily intended to result in the sale or retention of Fund shares. Under the Plan, the Advisor is reimbursed for distribution-related expenditures made pursuant to the Plan at an annual rate of 0.25% of the Fund's average daily net assets. For the six months ended March 31, 2007, the Advisor received payments from the Fund of $32,885.

The Fund and the Advisor are parties to mutual fund services agreements with Ultimus Fund Solutions, LLC ("Ultimus"), under which Ultimus provides day-to-day operational services to the Fund including, but not limited to, accounting, administrative, transfer agent, dividend disbursing, and recordkeeping services. The fees payable to Ultimus are paid by the Advisor (not the Fund).

The Fund and the Advisor are parties to a Distribution Agreement with Ultimus Fund Distributors, LLC (the "Distributor"), under which the Distributor provides distribution services to the Fund and serves as principal underwriter to the Fund.

Certain directors and officers of the Fund are directors and/or officers of the Advisor or of Ultimus.

4.    BANK LINE OF CREDIT

The Fund has an unsecured $200,000 bank line of credit. Borrowings under this arrangement bear interest at a rate per annum equal to the Prime Rate at the time of borrowing. During the six months ended March 31, 2007, the Fund incurred $685 of interest expense related to borrowings. Average debt outstanding during the six months ended March 31, 2007 was

THE SHEPHERD STREET EQUITY FUND
================================================================================
NOTES TO THE FINANCIAL STATEMENTS (Continued)

$16,347. As of March 31, 2007, the Fund had an outstanding borrowings of $257,000.

5.    CONTINGENCIES AND COMMITMENTS

The Fund indemnifies the Company's officers and directors for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

6.    ACCOUNTING PRONOUNCEMENTS

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 (FIN 48) "Accounting for Uncertainty in Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in fund NAV calculations as late as the fund's last NAV calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its Semi-Annual Report on March 31, 2008.

In September  2006,  the  Financial  Accounting  Standards  Board (FASB)  issued
Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of SFAS No. 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of March 31, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

THE SHEPHERD STREET EQUITY FUND
================================================================================
ABOUT YOUR FUND'S EXPENSES (UNAUDITED)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds.

A mutual fund's ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table below are based on an investment of $1,000 made at the beginning of the most recent semi-annual period (October 1, 2006) and held until the end of the period (March 31, 2007).

The table following illustrates the Fund's costs in two ways:

ACTUAL FUND RETURN - This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN - This section is intended to help you compare the Fund's costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not charge a front-end sales load. However, a redemption fee of 0.5% is applied on the sale of shares held for less than six months.

THE SHEPHERD STREET EQUITY FUND
================================================================================
ABOUT YOUR FUND'S EXPENSES (UNAUDITED) (Continued)

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Fund's expenses, including historical annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund's prospectus.

--------------------------------------------------------------------------------
                                    Beginning        Ending
                                  Account Value   Account Value   Expenses Paid
                                  Oct. 1, 2006    Mar. 31, 2007   During Period*
--------------------------------------------------------------------------------
Based on Actual Fund Return         $1,000.00       $1,061.30        $ 5.91
Based on Hypothetical 5% Return
    (before expenses)               $1,000.00       $1,019.20        $ 5.79
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of (1.15%) for the period, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                               INVESTMENT ADVISOR:
                        Salem Investment Counselors, Inc.
                               480 Shepherd Street
                       Winston-Salem, North Carolina 27103

                              SHAREHOLDER SERVICES:
                           Ultimus Fund Solutions, LLC
                          225 Pictoria Drive, Suite 450
                             Cincinnati, Ohio 45246
                                 1-888-575-4800

                                 LEGAL COUNSEL:
                             Kilpatrick Stockton LLP
                             1001 West Fourth Street
                          Winston-Salem, NC 27101-2400


          A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free
      1-888-575-4800, or on the Securities and Exchange Commission's (SEC)
        website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-888-575-4800, or on the
                      SEC's website at http://www.sec.gov.

       The Company files a complete listing of portfolio holdings for the Fund with the SEC as of the first and third quarters of each fiscal year on Form N-Q. The filings are available free of charge, upon request, by calling 1-888-575-4800. Furthermore, you may obtain a copy of the filing on the SEC's website at http://www.sec.gov. The
        Company's Forms N-Q may also be reviewed and copied at the SEC's
         Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling
                                 1-800-SEC-0330.

ITEM 2.   CODE OF ETHICS.

Not required

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

Not required

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.   SCHEDULE OF INVESTMENTS.

Not applicable [schedule filed with Item 1]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable


(b)Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)):
Attached hereto


Exhibit 99.CERT           Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT        Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) The Shepherd Street Funds, Inc.
             -----------------------------------------


By (Signature and Title)* /s/ David B. Rea
                          ----------------------------
                          David B. Rea, President


Date May 17, 2007
     ------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ David B. Rea
                          ----------------------------
                          David B. Rea, President


Date May 17, 2007
     ------------


By (Signature and Title)* /s/ Jeffrey C. Howard
                          ----------------------------
                          Jeffrey C. Howard, Treasurer

Date May 17, 2007
     ------------

* Print the name and title of each signing officer under his or her signature.